Shareholders' equity (Details) - Schedule of basic and diluted earnings per common share - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted earnings per common share [Abstract]
Weighted average number of comment shares outstanding		76,413,554	66,369,942
Dilutive effect of options	[1]	1,023,334
Dilutive effect of RSUs	[1]	163,800
Total		77,600,688	66,369,942

[1]	The impact of outstanding potentially dilutive options and RUSs is excluded from the diluted share calculation for loss per share amounts as they are anti-dilutive.